COMMITMENTS AND CONTINGENCIES - Summary of Capital Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital commitments [abstract]
Construction in progress	$ 11.5	$ 3.0	$ 11.3